COLUMBIA FUNDS SERIES TRUST I

Columbia Emerging Markets Fund

(the “Fund”)

Supplement dated March 15, 2013 to the Fund’s prospectus dated March 1, 2013

Effective on March 16, 2013, the Fund’s prospectus offering Class R4 shares is revised and supplemented as follows:

1)	The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” in its entirety and replacing it with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R4 Shares
Management fees(d)	1.17%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(e)	0.48%
Total annual Fund operating expenses	1.65%
Fee waivers and/or reimbursements(f)	-0.12%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.53%

(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

(e)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.

(f)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.53% for Class R4.

2)	The section of the Fund’s prospectus entitled “Example” is modified by deleting the table in its entirety and replacing it with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class R4 Shares	$156	$509	$886	$1,944

3)	The section of the Fund’s prospectus entitled “Management of the Fund — Primary Service Providers — Expense Reimbursement Arrangements” is modified by deleting the first paragraph and table which follows in their entirety and replacing them with the following:

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of:

Columbia Emerging Markets Fund
Class R4	1.53%

Shareholders should retain this Supplement for future reference.

C-1139-1 A (3/13)

COLUMBIA FUNDS SERIES TRUST I

Columbia Emerging Markets Fund

(the “Fund”)

Supplement dated March 15, 2013 to

the Fund’s prospectus dated January 1, 2013, as supplemented

Effective on March 16, 2013, the Fund’s prospectus offering Class A, B, C, I, K, R, R5, W, Y and Z shares is revised and supplemented as follows:

1)	The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” in its entirety and replacing it with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management fees(d)	1.17%	1.17%	1.17%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses(e)	0.48%	0.48%	0.48%
Total annual Fund operating expenses	1.90%	2.65%	2.65%
Fee waivers and/or reimbursements(f)	-0.12%	-0.12%	-0.12%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.78%	2.53%	2.53%
	Class I Shares	Class K Shares	Class R Shares
Management fees(d)	1.17%	1.17%	1.17%
Distribution and/or service (12b-1) fees	0.00%	0.00%	0.50%
Other expenses(e)	0.17%	0.47%	0.48%
Total annual Fund operating expenses	1.34%	1.64%	2.15%
Fee waivers and/or reimbursements(f)	-0.01%	-0.01%	-0.12%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.33%	1.63%	2.03%

	Class R5 Shares	Class W Shares	Class Y Shares
Management fees(d)	1.17%	1.17%	1.17%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.00%
Other expenses(e)	0.22%	0.48%	0.17%
Total annual Fund operating expenses	1.39%	1.90%	1.34%
Fee waivers and/or reimbursements(f)	-0.01%	-0.12%	-0.01%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.38%	1.78%	1.33%

			Class Z Shares
Management fees(d)			1.17%
Distribution and/or service (12b-1) fees			0.00%
Other expenses(e)			0.48%
Total annual Fund operating expenses			1.65%
Fee waivers and/or reimbursements(f)			-0.12%
Total annual Fund operating expenses after fee waivers and/or reimbursements			1.53%

(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

(e)	Other expenses for Class A, Class C, Class I, Class R, Class W, and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class B, Class K, Class R5 and Class Y shares are based on estimated amounts for the Fund’s current fiscal year.
(f)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.78% for Class A, 2.53% for Class B, 2.53% for Class C, 1.33% for Class I, 1.63% for Class K, 2.03% for Class R, 1.38% for Class R5, 1.78% for Class W, 1.33% for Class Y and 1.53% for Class Z.

2)	The section of the Fund’s prospectus entitled “Example” is modified by deleting the table in its entirety and replacing it with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$745	$1,127	$1,532	$2,660
Class B Shares
Assuming no redemption of shares	$256	$812	$1,394	$2,793
Assuming complete redemption of shares at the end of the period	$756	$1,112	$1,594	$2,793
Class C Shares
Assuming no redemption of shares	$256	$812	$1,394	$2,974
Assuming complete redemption of shares at the end of the period	$356	$812	$1,394	$2,974
Class I Shares	$135	$424	$733	$1,612
Class K Shares	$166	$516	$891	$1,943
Class R Shares	$206	$661	$1,143	$2,473
Class R5 Shares	$140	$439	$760	$1,668
Class W Shares	$181	$585	$1,015	$2,212
Class Y Shares	$135	$424	$733	$1,612
Class Z Shares	$156	$509	$886	$1,944

3)	The section of the Fund’s prospectus entitled “Management of the Fund — Primary Service Providers — Expense Reimbursement Arrangements” is modified by deleting the first paragraph and table which follows in their entirety and replacing them with the following:

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Emerging Markets Fund
Class A	1.78%
Class B	2.53%
Class C	2.53%
Class I	1.33%
Class K	1.63%
Class R	2.03%
Class R5	1.38%
Class W	1.78%
Class Y	1.33%
Class Z	1.53%

Shareholders should retain this Supplement for future reference.

C-1136-3 A (3/13)